Derivatives and Hedging Activities (Fair Value of Derivative Instruments in Consolidated Balance Sheets) (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 34	¥ 521
Derivative assets not designated as Hedging Instrument	317	2,622
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	828	323
Derivatives liabilities not designated as hedging instruments	¥ 1,745	¥ 443